CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired in business acquisitions, net	¥ 0
Net of cash disposed	3,550,235	¥ 445	$ 63	¥ 0
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	3,571,745	425,976	59,997	533,481
Restricted cash - current	675,159	1,008,318	142,019	399,337
Restricted cash - non-current	1,069,244	812,371	114,420	1,545,605
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	¥ 5,316,148	¥ 2,246,665	$ 316,436	¥ 2,478,423